UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------------
         This Amendment (Check only one.):  [    ] is a restatement.
                                            [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Socratic Fund Management, L.P.
Address:   101 JFK Parkway
           Short Hills, New Jersey 07078


Form 13F File Number:  28-
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan W. Gibson
           ------------------------------------------
Title:     Managing Member of the reporting
           manager's General Partner
Phone:     (973) 921-4700

Signature, Place, and Date of Signing:

         /s/JONATHAN W. GIBSON          Short Hills, New Jersey         11/1/06
         ---------------------          -----------------------         -------
              [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     N/A
[If there are no entries in this list, omit this section.]

         Form 13F File Number                        Name

         28-
              [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                                --------------

Form 13F Information Table Entry Total:              19
                                                --------------

Form 13F Information Table Value Total:            80,390
                                                --------------
                                                 (thousands)

List of Other Included Managers:                N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number                Name

                           28-

         [Repeat as necessary.]



                                                                           Column 5
      Column 1                     Column 2   Column 3       Column 4            Shares   Column 6      Column 7      Column 8
                                   Title of                   Value              (SH)    Investment     Other      Voting Authority
      Name of Issuer                Class      Cusip         X $1000    Shares   Put/    Descretion    Managers   Sole  Shared  None
                                                                                 Call
                                                                                                         N/A

1     AURORA OIL & GAS
            CORP   CMN               COM     052036 10 0     1,530.00    500,000 SH          SOLE                   X
2     CANADIAN NATURAL
            RESOURCES   CMN          COM     136385 10 1     5,703.00    125,127 SH          SOLE                   X
3     CHESAPEAKE ENERGY
            CORPORATION   CMN        COM     16516710 7      9,419.00    325,000 SH          SOLE                   X
4     ENERGYSOUTH INC   CMN          COM     292970 10 0     3,256.00     96,463 SH          SOLE                   X
5     ENVIRONMENTAL POWER
            CORPORATION  CMN         COM     29406L 20 1       449.00    100,000 SH          SOLE                   X
6     EVERGREEN SOLAR INC   CMN      COM     30033R 10 8     7,470.00    900,000 SH          SOLE                   X
7     HELIX ENERGY SOLUTIONS
            GROUP ICMN               COM     42330P 10 7    11,356.00    340,000 SH          SOLE                   X
8     HESS CORPORATION    CMN        COM     42809H 10 7     6,213.00    150,000 SH          SOLE                   X
9     OCCIDENTAL PETROLEUM
            CORP  CMN                COM     67459910 5      5,773.00    120,000 SH          SOLE                   X
10    ONEOK INC  CMN                 COM     682680 10 3     1,323.00     35,000 SH          SOLE                   X
11    SASOL LTD SPONS ADR
            SPONSOREDADR CMN         COM     803866 30 0     1,645.00     50,000 SH          SOLE                   X
12    SOUTHWESTERN ENERGY CO.        COM     845467 10 9     2,390.00     80,000 SH          SOLE                   X
13    SUNCOR ENERGY INC  CMN         COM     867229 10 6     2,920.00     40,525 SH          SOLE                   X
14    SUNOCO INC   CMN               COM     86764P 10 9     1,555.00     25,000 SH          SOLE                   X
15    SUNPOWER CORPORATION
            CMN CLASSA               COM     867652109       8,322.00    300,000 SH          SOLE                   X
16    SUNTECH POWER HOLDINGS
            CO LTD.ADR CMN           COM     86800C104       8,134.00    314,900 SH          SOLE                   X
17    UAL CORPORATION    CMN         COM     902549 80 7     1,329.00     50,000 SH          SOLE                   X
18    VALERO ENERGY CORPORATION
            CMN                      COM     91913Y100       1,287.00     25,000 SH          SOLE                   X
19    TRUSTREET PROPERTIES, INC.
           CONV PFD 7.7200           PFD
            SER A  TAXBL             CV A    89840420 7        316.00     14,700 SH          SOLE                              X